Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
13.	RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2020 and June 30, 2020, the Company had a balance of $3,411 and $1,127 due from a related party which was indirectly controlled Mr. Guo'an Hu, one of the shareholders of 39Pu, generated from sales of dark tea products prior to acquisition of 39Pu by the Company.

During the six months ended December 31, 2020, the Company sold dark tea products of $25,932 to one related party. During the six months ended December 31, 2019, the Company did not incur significant related party transactions.